CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 64,136,722	$ 44,716,943
Restricted cash	7,701,956	6,355,347
Accounts receivable, net	20,443,884	14,744,761
Inventories	27,966,314	24,187,846
Excess value-added tax paid	2,414,366	2,605,883
Deferred offering expense		1,956,571
Receivable from ZiZhu	4,027,537
Prepaid expenses and other current assets	6,379,189	4,182,278
Total current assets	133,069,968	98,749,629
Property, plant and equipment, net	66,421,384	31,512,211
Land use right, net	3,080,828	2,997,495
Acquired intangible assets, net	2,018,551
Investment in equity securities	1,115,161	1,586,966
Goodwill	284,044
Other assets	3,273,646	2,175,689
Total assets	209,263,582	137,021,990
Current liabilities:
Short-term bank loans	8,300,000	12,039,833
Accounts payable	17,003,899	18,359,734
Notes payable	21,449,317	15,930,059
Accrued expenses	3,790,503	6,635,366
Payable for purchase of property, plant and equipment	10,675,843	763,080
Withholding tax liability	1,827,944	1,789,498
Warrant liability		1,397,973
Other current liabilities	2,126,296	2,497,478
Total current liabilities	65,173,802	59,413,021
Noncurrent liabilities:
Deferred rent-noncurrent	120,938	107,870
Performance obligation	3,903,080	3,109,444
Obligation under capital lease-noncurrent	205,953	269,636
Deferred grant-noncurrent	410,705
Total noncurrent liabilities	4,640,676	3,486,950
Total liabilities	69,814,478	62,899,971
Commitments and contingencies (Note 13)
Convertible redeemable preference shares, authorized-63,500,000 shares; $0.001 par value, issued and outstanding-58,235,289 shares at December 31, 2010 (2011: Nil) Liquidation preference-$90,879,112 at December 31, 2010 (2011: Nil)		90,569,174
Shareholders' equity (capital deficiency)
Ordinary shares, $0.001 par value, authorized-200,000,000 and 1,000,000,000 shares as of December 31,2010 and 2011, respectively; issued - 17,225,275 and 111,334,002 shares as of December 31, 2010 and 2011, respectively; outstanding-17,225,275 and 109,593,222 shares as of December 31, 2010 and 2011, respectively	111,334	17,225
Additional paid-in capital	160,242,021	13,083,248
Accumulated other comprehensive income	12,567,986	8,258,725
Accumulated deficit	(33,470,496)	(37,806,353)
Treasury stock-1,740,780 shares as of December 31, 2011 (2010: Nil)	(1,741)
Total shareholders' equity (capital deficiency)	139,449,104	(16,447,155)
Total liabilities and equity	$ 209,263,582	$ 137,021,990